Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Other Intangible Assets Acquired

At December 31, 2014 and 2013, intangible assets consisted of the following:

	Weighted-Average Period (In Years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2014
Intangible assets:
Lease related intangibles	6.8	$3,621	$(825)	$2,796
Non-compete agreements	0.1	30	(16)	14
Trade names	0.7	750	(553)	197

Total intangible assets	7.6	$4,401	$(1,394)	$3,007

As of December 31, 2013
Intangible assets:
Lease related intangibles	10.1	$1,345	$(621)	$724
Non-compete agreements	0.1	30	(11)	19
Trade names	2.9	750	(536)	214

Total intangible assets	13.1	$2,125	$(1,168)	$957

Schedule of Changes in the Carrying Amount of Goodwill

The following table discloses the changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013:

	2014
	December 31, 2013	Additions	Impairments	December 31, 2014
Goodwill, gross	$112,617	$51,138	$—	$163,755
Accumulated impairment losses	(38,240)	—	—	(38,240)

Total goodwill, net	$74,377	$51,138	$—	$125,515

	2013
	December 31, 2012	Additions	Impairments	December 31, 2013
Goodwill, gross	$82,817	$29,800	$—	$112,617
Accumulated impairment losses	(38,240)	—	—	(38,240)

Total goodwill, net	$44,577	$29,800	$—	$74,377